Summary of Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended
Jan. 31, 2013
Summary Of Significant Accounting Policies 1	50.00%
Summary Of Significant Accounting Policies 2	$ 68,122
Summary Of Significant Accounting Policies 3	21,374
Summary Of Significant Accounting Policies 4	$ 0.25
Summary Of Significant Accounting Policies 5	596,000
Summary Of Significant Accounting Policies 6	18.00%
Summary Of Significant Accounting Policies 7	70,277
Summary Of Significant Accounting Policies 8	70,277
Summary Of Significant Accounting Policies 9	38,676
Summary Of Significant Accounting Policies 10	$ 38,676